Borrowings - Existing Facilities (Details) $ in Thousands			12 Months Ended
	Jul. 19, 2016 USD ($) item	Oct. 16, 2015 USD ($) item installment	Dec. 31, 2017 USD ($) installment	Dec. 31, 2016 USD ($)		Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Apr. 05, 2016 USD ($)	Mar. 22, 2016 USD ($)	Feb. 18, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 18, 2014 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance			$ 1,155,596	$ 1,244,766	[1]
GAS-eleven Ltd.
Borrowings
Drawn amount											$ 162,967
Debt assumed from acquired entities							$ 151,423
Number of tranches in loan agreement | item		4
Loan agreement amount tranche one		$ 51,257
Loan agreement amount tranche two		25,615
Loan agreement amount tranche three		24,991
Loan agreement amount tranche four		$ 61,104
GAS-thirteen Ltd.
Borrowings
Drawn amount								$ 160,697
Debt assumed from acquired entities						$ 155,005
Number of tranches in loan agreement | item		4
Loan agreement amount tranche one		$ 50,544
Loan agreement amount tranche two		25,258
Loan agreement amount tranche three		24,643
Loan agreement amount tranche four		$ 60,252
GAS-eleven and GAS-thirteen Ltd.
Borrowings
Outstanding balance			$ 294,965
Number of international banks | item		14
Number of semi annual installments for first three tranches | installment		24
Number of semi annual installments for the fourth tranche | installment		20
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas
Borrowings
Amount of credit facility															$ 450,000
Number of quarterly repayable installments | installment			8
Outstanding balance			$ 382,500
Installment amount			5,625
Final balloon payment			$ 337,500
Deferred financing fees													$ 515
Drawn amount														$ 450,000
KEXIM and K-Sure
Borrowings
Percentage of finance coverage		60.00%
Five Vessel Refinancing
Borrowings
Refinance of the outstanding debt										$ 305,500
Five-year senior tranche facility
Borrowings
Amount of credit facility												$ 396,500
Number of quarterly repayable installments | installment			14
Outstanding balance			$ 189,757
Installment amount			4,518
Final balloon payment			126,505
Drawn amount										216,865
Two-year bullet junior tranche facility
Borrowings
Amount of credit facility												$ 180,000
Outstanding balance			$ 29,750
Drawn amount										$ 89,875
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing)
Borrowings
Amount of credit facility	$ 1,050,000
Number of semi annual installments | installment			8
Outstanding balance			$ 231,301
Installment amount			7,566
Final balloon payment			170,773
Number of on-the water vessels refinanced | item	8
Number of existing credit facilities being refinanced | item	6
Unamortized loan fees written off to profit or loss				$ 5,637
Revolving credit facility available amount			$ 25,940
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-seven Ltd.
Borrowings
Refinance of the outstanding debt									$ 124,000
Debt assumed from acquired entities									122,292
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-eight Ltd.
Borrowings
Refinance of the outstanding debt									127,080
Debt assumed from acquired entities									$ 124,141
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Term loan facility)
Borrowings
Amount of credit facility	$ 950,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Borrowings
Amount of credit facility	$ 100,000

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).